BORROWINGS (Schedule of Movement in the Derivative Financial Asset) (Details) - Non Current Assets [Member] - Derivative Financial Asset [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	$ 178
Event driven movement in derivative financial asset	24
Fair value adjustments in the period	(9)
Balance at end of the period	$ 193